Share-Based Compensation - Summary of assumptions used for grant date fair value under binomial tree option pricing model (Detail) - Equity Incentive Plans [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair value of ordinary share (US$)			$ 0.41
Risk-free interest rates			1.60%
Risk-free interest rates, minimum	2.57%	1.75%
Risk-free interest rates, maximum	3.73%	3.10%
Expected volatility range			43.40%
Expected volatility range, minimum	57.20%	50.10%
Expected volatility range, maximum	59.20%	57.20%
Expected dividend yield		0.00%	0.00%
Fair value per option granted (US$)			$ 0.41
Maximum [Member]
Fair value of ordinary share (US$)	$ 0.94	$ 0.86
Expected dividend yield	8.72%
Fair value per option granted (US$)	$ 0.22	0.86
Minimum [Member]
Fair value of ordinary share (US$)	$ 0.42	0.69
Expected dividend yield	8.61%
Fair value per option granted (US$)	$ 0.27	$ 0.14